Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities	Movements of the balance of warrant liabilities during the years ended December 31, 2023 and 2022 are as follow:
	Class A	Class C	Public	Sponsor
	Warrants	Warrants	Warrants	Warrants	Total
	US$	US$	US$	US$	US$
At January 1, 2022	-	-	-	-	-
Issued during the year	845,593	11,642,006	-	-	12,487,599
Change in fair value	(38,454)	-	-	-	(38,454)

At December 31, 2022 and January 1, 2023	807,139	11,642,006	-	-	12,449,145

Issuance of warrants upon the Capital Reorganization	-	-	3,768,277	1,225,488	4,993,765
Change in fair value	11,242,507	39,707,978	(2,379,964)	(773,993)	47,796,528
Exercised during the year	-	(51,349,984)	-	-	(51,349,984)
Reclassified to equity upon Capital Reorganization	(12,049,646)	-	-	-	(12,049,646)

At December 31, 2023	-	-	1,388,313	451,495	1,839,808

Schedule of Inputs to the Models used to Determine the Fair Value of Class A Warrants	The following table lists the inputs to the models used to determine the fair value of Class A Warrants for the year ended December 31, 2022 and upon Capital Reorganization:
2022
Risk-free rate (%)	4.06 - 4.33
Volatility (%)	61 - 62
Dividend yield (%)	-
Upon Capital Reorganization
Risk-free rate (%)	4.76
Volatility (%)	63
Dividend yield (%)	-